Fair value of financial instruments - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 3,004	£ 4,844
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(6)
Fair value adjustments	(523)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	9
Fair value adjustments	28
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	5
Fair value adjustments	(189)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	9
Fair value adjustments	117
Significant unobservable inputs (Level 3) | Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(523)	(529)
Significant unobservable inputs (Level 3) | Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	28	19
Significant unobservable inputs (Level 3) | Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	(189)	(184)
Significant unobservable inputs (Level 3) | Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Fair value adjustments	117	108
Significant unobservable inputs (Level 3) | Financial instruments at fair value, category
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	260	267
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	47	177
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	54	104
Significant unobservable inputs (Level 3) | Financial instruments at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	16	17
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1	1
Significant unobservable inputs (Level 3) | Top of range
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	936	1,231
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,017	£ 1,554